Document and Entity Information	Jul. 01, 2020
Document And Entity Information
Document Type	497
Document Period End Date	Apr. 30, 2019
Entity Registrant Name	FINANCIAL INVESTORS TRUST
Entity Central Index Key	0000915802
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 01, 2020
Document Effective Date	Jul. 01, 2020
Prospectus Date	Aug. 31, 2019